Shareholder Report, Holdings (Details)	Sep. 30, 2024
BNY Mellon International Equity Fund - Class A | Novertis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon International Equity Fund - Class A | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Equity Fund - Class A | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon International Equity Fund - Class A | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon International Equity Fund - Class A | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Equity Fund - Class A | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class A | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class A | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon International Equity Fund - Class A | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class A | Muenchener Rueckversicherungs Gesellschaft AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.20%
BNY Mellon International Equity Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon International Equity Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.80%
BNY Mellon International Equity Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon International Equity Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon International Equity Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon International Equity Fund - Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class A | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Equity Fund - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon International Equity Fund - Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Equity Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon International Equity Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Equity Fund - Class C | Novertis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon International Equity Fund - Class C | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Equity Fund - Class C | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon International Equity Fund - Class C | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon International Equity Fund - Class C | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Equity Fund - Class C | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class C | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class C | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon International Equity Fund - Class C | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class C | Muenchener Rueckversicherungs Gesellschaft AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.20%
BNY Mellon International Equity Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon International Equity Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.80%
BNY Mellon International Equity Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon International Equity Fund - Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon International Equity Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon International Equity Fund - Class C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class C | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Equity Fund - Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon International Equity Fund - Class C | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Equity Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon International Equity Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Equity Fund - Class I | Novertis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon International Equity Fund - Class I | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Equity Fund - Class I | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon International Equity Fund - Class I | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon International Equity Fund - Class I | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Equity Fund - Class I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class I | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class I | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon International Equity Fund - Class I | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class I | Muenchener Rueckversicherungs Gesellschaft AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.20%
BNY Mellon International Equity Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon International Equity Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.80%
BNY Mellon International Equity Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon International Equity Fund - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon International Equity Fund - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon International Equity Fund - Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class I | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Equity Fund - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon International Equity Fund - Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Equity Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon International Equity Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Equity Fund - Class Y | Novertis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon International Equity Fund - Class Y | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Equity Fund - Class Y | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon International Equity Fund - Class Y | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon International Equity Fund - Class Y | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Equity Fund - Class Y | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class Y | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Equity Fund - Class Y | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon International Equity Fund - Class Y | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class Y | Muenchener Rueckversicherungs Gesellschaft AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon International Equity Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.20%
BNY Mellon International Equity Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon International Equity Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.80%
BNY Mellon International Equity Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon International Equity Fund - Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon International Equity Fund - Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon International Equity Fund - Class Y | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class Y | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Equity Fund - Class Y | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Equity Fund - Class Y | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Equity Fund - Class Y | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon International Equity Fund - Class Y | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Equity Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon International Equity Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Small Cap Growth Fund - Class I | Construction Partners, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small Cap Growth Fund - Class I | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small Cap Growth Fund - Class I | CACI International, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
BNY Mellon Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
BNY Mellon Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
BNY Mellon Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Growth Fund - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Small Cap Growth Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon Small Cap Growth Fund - Class Y | Construction Partners, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | CACI International, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
BNY Mellon Small Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
BNY Mellon Small Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
BNY Mellon Small Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Small Cap Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Small Cap Growth Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Growth Fund - Class Y | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Small Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Small Cap Growth Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Small Cap Growth Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Small Cap Growth Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon Small Cap Value Fund - Class A | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class A | BWX Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class A | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
BNY Mellon Small Cap Value Fund - Class A | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon Small Cap Value Fund - Class A | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class A | Alamos Gold, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class A | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class A | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class A | John Wiley amp Sons, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class A | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon Small Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
BNY Mellon Small Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Small Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
BNY Mellon Small Cap Value Fund - Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Small Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
BNY Mellon Small Cap Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Small Cap Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Small Cap Value Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
BNY Mellon Small Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Small Cap Value Fund - Class C | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class C | BWX Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class C | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
BNY Mellon Small Cap Value Fund - Class C | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon Small Cap Value Fund - Class C | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class C | Alamos Gold, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class C | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class C | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class C | John Wiley amp Sons, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class C | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon Small Cap Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
BNY Mellon Small Cap Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Small Cap Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
BNY Mellon Small Cap Value Fund - Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Small Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
BNY Mellon Small Cap Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Small Cap Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Small Cap Value Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
BNY Mellon Small Cap Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Small Cap Value Fund - Class I | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class I | BWX Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class I | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
BNY Mellon Small Cap Value Fund - Class I | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon Small Cap Value Fund - Class I | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class I | Alamos Gold, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class I | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class I | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class I | John Wiley amp Sons, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon Small Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
BNY Mellon Small Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Small Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
BNY Mellon Small Cap Value Fund - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Small Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
BNY Mellon Small Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Small Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Small Cap Value Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
BNY Mellon Small Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Small Cap Value Fund - Class Y | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class Y | BWX Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Alamos Gold, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class Y | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class Y | John Wiley amp Sons, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
BNY Mellon Small Cap Value Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon Small Cap Value Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
BNY Mellon Small Cap Value Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Small Cap Value Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
BNY Mellon Small Cap Value Fund - Class Y | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Small Cap Value Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
BNY Mellon Small Cap Value Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Small Cap Value Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Small Cap Value Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
BNY Mellon Small Cap Value Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Small Cap Value Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Sarepta Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Align Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Small/Mid Cap Growth Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Small/Mid Cap Growth Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Sarepta Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Align Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Small/Mid Cap Growth Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Small/Mid Cap Growth Fund - Class C | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Sarepta Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Align Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Small/Mid Cap Growth Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Small/Mid Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Sarepta Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Align Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Small/Mid Cap Growth Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Inspire Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Planet Fitness, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Klaviyo, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Sarepta Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Align Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Small/Mid Cap Growth Fund - Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.